Consolidating Financial Statements (details) - Consolidating Balance Sheet (Unaudited) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	$ 63,956	$ 65,393
Equity securities, available for sale, at fair value	943	645
Real estate investments	938	883
Short-term securities	3,882	3,483
Other investments	3,441	3,434
Total investments	73,160	73,838
Cash	294	330	214	200
Investment income accrued	734	752
Premiums receivable	6,125	5,872
Reinsurance recoverables	9,713	10,712
Ceded unearned premiums	801	856
Deferred acquisition costs	1,804	1,792	1,786
Deferred taxes	303
Contractholder receivables	4,328	4,806
Goodwill	3,634	3,365
Other intangible assets	351	381
Other assets	2,565	2,234
Total assets	103,812	104,938
Claims and claim adjustment expense reserves	50,895	50,922	51,392
Unearned premium reserves	11,850	11,241	11,102
Contractholder payables	4,328	4,806
Payables for reinsurance premiums	298	346
Deferred taxes		338
Debt	6,346	6,350
Other liabilities	5,299	5,530
Total liabilities	79,016	79,533
Common stock	21,500	21,161	20,732	20,162
Retained earnings	24,291	21,352	19,579	18,847
Accumulated other comprehensive income	810	2,236	2,005	1,255
Treasury stock, at cost	(21,805)	(19,344)	(17,839)	(14,857)
Total shareholders' equity	24,796	25,405	24,477
Total liabilities and shareholders' equity	103,812	104,938
Fixed maturities, available for sale, amortized cost	62,196	60,829
Equity securities, available for sale, cost	686	462
Common stock, shares authorized	1,750.0	1,750.0
Common stock, shares issued	353.5	377.4
Common stock, shares outstanding	353.5	377.4	392.8	434.6
Treasury stock, at cost, shares	401.5	372.3
Reportable Legal Entities [Member] | TPC [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	43,720	44,336
Equity securities, available for sale, at fair value	329	153
Real estate investments	33	33
Short-term securities	1,867	1,187
Other investments	2,450	2,443
Total investments	48,399	48,152
Cash	137	177	114	86
Investment income accrued	499	507
Premiums receivable	4,124	3,944
Reinsurance recoverables	6,292	7,112
Ceded unearned premiums	712	698
Deferred acquisition costs	1,570	1,560
Deferred taxes	279
Contractholder receivables	3,179	3,540
Goodwill	2,619	2,411
Other intangible assets	250	268
Other assets	2,010	1,930
Total assets	70,070	70,299
Claims and claim adjustment expense reserves	33,506	33,598
Unearned premium reserves	8,188	7,751
Contractholder payables	3,179	3,540
Payables for reinsurance premiums	127	151
Deferred taxes		316
Debt	692	1,191
Other liabilities	4,109	4,107
Total liabilities	49,801	50,654
Additional paid-in capital	11,634	11,135
Retained earnings	7,868	6,404
Accumulated other comprehensive income	767	2,106
Total shareholders' equity	20,269	19,645
Total liabilities and shareholders' equity	70,070	70,299
Reportable Legal Entities [Member] | Other Subsidiaries [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	20,199	21,019
Equity securities, available for sale, at fair value	484	386
Real estate investments	905	850
Short-term securities	492	338
Other investments	990	990
Total investments	23,070	23,583
Cash	154	151	98	110
Investment income accrued	231	240
Premiums receivable	2,001	1,928
Reinsurance recoverables	3,421	3,600
Ceded unearned premiums	89	158
Deferred acquisition costs	234	232
Deferred taxes	86
Contractholder receivables	1,149	1,266
Goodwill	1,015	954
Other intangible assets	101	113
Other assets	357	286
Total assets	31,908	32,511
Claims and claim adjustment expense reserves	17,389	17,324
Unearned premium reserves	3,662	3,490
Contractholder payables	1,149	1,266
Payables for reinsurance premiums	171	195
Deferred taxes		123
Other liabilities	1,180	1,186
Total liabilities	23,551	23,584
Common stock	390	390
Additional paid-in capital	6,502	6,501
Retained earnings	1,042	1,113
Accumulated other comprehensive income	423	923
Total shareholders' equity	8,357	8,927
Total liabilities and shareholders' equity	31,908	32,511
Reportable Legal Entities [Member] | Travelers [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	37	38
Equity securities, available for sale, at fair value	130	106
Short-term securities	1,523	1,958
Other investments	1	1
Total investments	1,691	2,103
Cash	3	2	2	4
Investment income accrued	4	5
Deferred taxes	(62)
Investment in subsidiaries	28,616	28,562
Other assets	198	18
Total assets	30,450	30,690
Deferred taxes		(101)
Debt	5,654	5,159
Other liabilities	10	237
Total liabilities	5,664	5,295
Common stock	21,500	21,161
Retained earnings	24,281	21,342
Accumulated other comprehensive income	810	2,236
Treasury stock, at cost	(21,805)	(19,344)
Total shareholders' equity	24,786	25,395
Total liabilities and shareholders' equity	30,450	30,690
Common stock, shares authorized	1,750.0	1,750.0
Common stock, shares issued	353.5	377.4
Common stock, shares outstanding	353.5	377.4
Treasury stock, at cost, shares	401.5	372.3
Eliminations [Member]
Consolidating Balance Sheet
Investment in subsidiaries	(28,616)	(28,562)
Total assets	(28,616)	(28,562)
Common stock	(390)	(390)
Additional paid-in capital	(18,136)	(17,636)
Retained earnings	(8,900)	(7,507)
Accumulated other comprehensive income	(1,190)	(3,029)
Total shareholders' equity	(28,616)	(28,562)
Total liabilities and shareholders' equity	$ (28,616)	$ (28,562)